Related party (Tables)	12 Months Ended
Dec. 31, 2025
Related Parties [Abstract]
Disclosure of amounts incurred by entity for provision of key management personnel services
The amounts paid to directors and officers for their roles as executives for the years ended December 31, 2025, 2024 and 2023 included in “Personnel expenses” are shown below:

	For the years ended December 31,
	2025	2024	2023

Key management compensation	(9,240)	(7,397)	(6,971)

Summary of amounts recognized in related party lease - Consolidated statement of financial position
Consolidated statement of financial position

Related party lease - Santiago	2025	2024

Lease liabilities (current)	574	803
Lease liabilities (non-current)	1,610	2,854

Related party lease - Gestão e Transformação Infraestrutura

Lease liabilities (current)	300	260
Lease liabilities (non-current)	934	1,203

Related party lease - Fondo Inmobiliario Colombia

Lease liabilities (current)	67	48
Lease liabilities (non-current)	809	707

Summary of amounts recognized in related party lease - Consolidated statement of income
Consolidated statement of income

Related party lease - Santiago	2025	2024	2023

Principal paid	526	844	538
Depreciation of right-of-use assets	533	785	551
Interest on lease liabilities	53	94	79

Related party lease - Gestão e Transformação Infraestrutura

Principal paid	431	249	—
Depreciation of right-of-use asset	292	—	—
Interest on lease liabilities	152	122	—

Related party lease - Fondo Inmobiliario Colombia

Principal paid	160	102	—
Depreciation of right-of-use assets	91	48	—
Interest on lease liabilities	105	94	—